Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of other provisions

(millions)	Note	Employee related	Written put options(1)	Other(2)	Total
As at January 1, 2020		$14	$147	$10	$171
Additions		9	—	62	71
Use		(2)	(76)	(41)	(119)
Reversal		(1)	(73)	(10)	(84)
Interest effect		—	2	—	2
Foreign exchange		—	—	—	—
As at December 31, 2020		$20	$—	$21	$41
Current		$—	$—	$21	$21
Non-current		20	—	—	20
As at December 31, 2020		$20	$—	$21	$41
Additions		$5	$—	$3	$8
Use		(20)	—	(16)	(36)
Reversal		—	—	(1)	(1)
As at December 31, 2021		$5	$—	$7	$12
Current		$—	$—	$2	$2
Non-current		5	—	5	10
As at December 31, 2021		$5	$—	$7	$12